Prime Series (Second Prospectus Summary) | Prime Series
Prime Series Colorado Investors Class
Investment Objective
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.
Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the Colorado Investors Class of Prime Series.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prime Series Colorado Investors Class
Management fees		0.09%
Distribution (12b-1) fees		none
Other expenses:		0.08%
Transfer agent fees		0.07%
Other operating expenses		0.01%
Total Annual Fund Operating Expenses		0.17%
Less: Contractual Fee Waiver	[1]	(0.02%)
Net Annual Fund Operating Expenses		0.15%
[1]	The Adviser has contractually agreed to waive fees payable to it by the Colorado Investors Class through June 30, 2016, to the extent necessary such that aggregate fees paid to the Adviser by the Colorado Investors Class do not exceed the aggregate fees that would have been paid to the Adviser by the Colorado Investors Class under the fee structure in place prior to July 1, 2014. Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser also may, but is not obligated to, further reduce its investment advisory, administration or transfer agent fees payable by Prime Series to help Prime Series achieve a more competitive yield. Fees waived pursuant to the voluntary fee deferral agreement which exceed those waived pursuant to the contractual limitation described above may be recouped by the Adviser for up to three years, subject to certain terms and conditions.

Expense Example

This example is intended to help you compare the cost of investing in the Colorado Investors Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Prime Series Colorado Investors Class	15	51	92	213

Principal Investment Strategies

Prime Series invests exclusively in the following high quality, short-term money market instruments:

•      US Government and agency obligations, and repurchase agreements involving these obligations

•      Obligations of US companies

•      Obligations of financial institutions

•      Obligations of US municipalities

•      Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks, such as:

•      Interest Rate Risk When short-term interest rates fall, Prime Series' yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series' share price could fall.

•      Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series' holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series' share price to fall.

•      Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance

The following information illustrates how Colorado Investors Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q2 2012	0.07%
Lowest Quarter Return: Q4 2013	0.03%
YTD as of 9/30/14 (not annualized):	0.07%

Average Annual Total Return (%) (for the periods ended December 31, 2013)
Average Annual Total Returns	1 Year	Since inception		Inception Date
Prime Series Colorado Investors Class	0.15%	0.20%	[1]	Jul. 14, 2011
[1]	Colorado Investors Class Shares inception: 7/14/11